Oct. 20, 2016
PACE Small/Medium Co Value Equity Investments
PACE Small/Medium Co Value Equity Investments

PACE® Select Advisors Trust

October 20, 2016

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2015, as supplemented.

Includes:

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

Effective immediately the Prospectuses and SAI are hereby revised as follows:

I. PACE Small/Medium Co Value Equity Investments

All references to "Wells Capital Management, Inc." or "Wells Capital" as a subadvisor to PACE Small/Medium Co Value in the Prospectuses and SAI are hereby deleted and replaced with references to Sapience Investments, LLC or Sapience, as applicable.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 45 of the Multi-Class Prospectus and page 46 of the Class P Prospectus is revised by replacing the sixth sentence of the first paragraph with the following:

Sapience assumed day-to-day management of a separate portion of the fund's assets on October 20, 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE. ©UBS 2016. All rights reserved. UBS Asset Management (Americas) Inc.